INTANGIBLES - Schedule of Indefinite-Lived Intangible Assets (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible asset - Part 135 certificate	$ 1,200	$ 1,200	$ 1,363